FAIR VALUE MEASUREMENT - Activities related to fair value of assets (Details) - Recurring - Level 3 - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Wealth management products
Summary of activities related to fair value of assets
Beginning balance	¥ 1,249,321	¥ 2,415,208
Addition	0	357,930
Change in fair value	¥ 73,241	¥ 57,579
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair value changes in investments, net	Fair value changes in investments, net
Exchange adjustment	¥ (27,396)	¥ 30,163
Disposal	(406,174)	(1,611,559)
Ending balance	888,992	1,249,321
Investments accounted for at fair value
Summary of activities related to fair value of assets
Beginning balance	67,044	115,167
Addition	12,088	100
Change in fair value	¥ 3,820	¥ (43,196)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair value changes in investments, net	Fair value changes in investments, net
Disposal	¥ (100)	¥ (5,027)
Ending balance	¥ 82,852	¥ 67,044